Information about Geographic Areas and Major Customers - Major Customer Revenue (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue, Major Customer
Revenue	$ 154.0	$ 154.1	$ 206.9	$ 209.4	$ 223.9
Major customer revenue as percentage of total net sales			21.00%